RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the supplement for VanEck Vectors® ChinaAMC CSI 300 ETF and VanEck Vectors® ChinaAMC SME-ChiNext ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 10, 2019 (Accession No. 0000930413-19-000052), which is incorporated herein by reference.